Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Schedule of Trading Assets and Liabilities
Trading assets	235,427	237,069	229,413	245,834
Trading liabilities	75,129	73,029	76,635	89,917
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	105,038	112,678	110,116	116,923
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	88,159	83,044	76,695	78,281
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	30,957	30,538	31,603	39,240
Trading liabilities	34,512	32,382	36,474	40,703
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	11,273	10,809	10,999	11,390
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	40,617	40,647	40,161	49,214